Cover	May 14, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 14, 2024
Entity File Number	001-40734
Entity Registrant Name	AERWINS Technologies Inc.
Entity Central Index Key	0001855631
Entity Tax Identification Number	86-2049355
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	The Walnut Building,
Entity Address, Address Line Two	691 Mill St
Entity Address, Address Line Three	Suite 204,
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90021
City Area Code	702
Local Phone Number	527-1270
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, $0.000001 par value per share
Title of 12(b) Security	Common Stock, $0.000001 par value per share
Trading Symbol	AWIN
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $1,150 per share
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $1,150 per share
Trading Symbol	AWINW
Security Exchange Name	NASDAQ